Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,306,180,000.00
Previously Paid Amount	0.00
Total Fee Amount	180,383.46
Total Offset Amount	0.00
Net Fee	$ 180,383.46